Stockholder Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Stockholder Transactions

NOTE 7 – STOCKHOLDER TRANSACTIONS

Due to stockholders at March 31, 2018 and December 31, 2017 consists of the following:

	March 31, 2018	December 31, 2017
Daniel Monteverde	4,324	8,214
Angelo Ponzetta	526,774	500,798
Gianni Ponzetta	163,752	160,114
	$694,850	$669,126

On August 12, 2017, Gianni Ponzetta loaned CHF 60,000 ($62,946 at March 31, 2018 and $61,584 at December 31, 2017) to the Company, which is included in the March 31, 2018 and December 31, 2017 totals. The promissory note is unsecured, bears interest at 1% per annum and is due December 31, 2019.

The other amounts due to stockholders are non-interest bearing, unsecured and due on demand.

During the three months ended March 31, 2018 and 2017, total advances and expenses paid directly by stockholders on behalf of the Company were $29,722 and $40,766, respectively, and the Company repaid $16,931 and $0, respectively.

NOTE 7 – STOCKHOLDER TRANSACTIONS

Due to stockholders at December 31, 2017 and 2016 consists of the following

	December 31, 2017	December 31, 2016
Daniel Monteverde	8,214	5,012
Angelo Ponzetta	500,798	306,105
Gianni Ponzetta	160,114	101,790
	$669,126	$412,907

On August 12, 2017, Gianni Ponzetta loaned CHF 60,000 ($61,584) to the Company, which is included in the December 31, 2017 total. The promissory note is unsecured and bears interest at 1% per annum and is due December 31, 2019.

The other amounts due to stockholders are non-interest bearing, unsecured and due on demand.

During the year ended December 31, 2017 and 2016, total advances and expenses paid directly by stockholders on behalf of the Company were $185,060 and $234,674, respectively, and the Company repaid $8,130 and $40,093, respectively. In addition, in 2016, the Company issued 25,000,000 shares of common stock in exchange for $256,000 of amounts due to stockholders.